Note 12 - Subsequent Event (Details Textual) - Subsequent Event [Member] $ in Thousands, ¥ in Billions				1 Months Ended
	Jul. 09, 2019 USD ($)	May 21, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jul. 09, 2019 USD ($)	Jul. 09, 2019 CNY (¥)	Apr. 26, 2019 USD ($)
Wanchunbulin [Member]
Proceeds from Noncontrolling Interests				$ 14,537	¥ 0.1
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	4.76%			4.76%	4.76%
Jefferies [Member]
Proceeds from Issuance of Common Stock, Gross	$ 12,920
Jefferies [Member] | Maximum [Member]
Aggregate Offering Price Sales Agreement		$ 30,000
Debt Guaranteed by Founder [Member] | Shenzhen Sangel Zhichuang Investment Co Ltd [Member]
Debt Instrument, Face Amount						$ 1,000
Debt Instrument, Interest Rate, Stated Percentage						15.00%
Proceeds from Issuance of Debt			$ 1,000